Revenue - Schedule of Disaggregation of Revenue (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	$ 36,461,260	$ 4,693,958	$ 49,121,839	$ 37,772,821
Provision of corporate financial communications services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	32,373,844	4,167,751	39,133,279	34,325,809
IPO financial printing services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	$ 4,087,416	$ 526,207	$ 9,988,560	$ 3,447,012